UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Convergent Wealth Advisors
Address: 2600 Tower Oaks Boulevard
         Suite 300
         Rockville, MD  20852

13F File Number:  28-13933

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Elliott
Title:     Chief Financial Officer and Chief Compliance Officer
Phone:     (301) 998-0322

Signature, Place, and Date of Signing:

     /s/ David Elliott     Rockville, MD/USA     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $433,804 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES INC                    MSCI PAC J IDX   464286665     6053   128848 SH       SOLE                        0        0   128848
ISHARES SILVER TRUST           ISHARES          46428Q109     5583   185006 SH       SOLE                        0        0   185006
ISHARES TR                     MSCI GRW IDX     464288885    37103   637282 SH       SOLE                        0        0   637282
ISHARES TR                     BARCLYS TIPS BD  464287176      275     2561 SH       SOLE                        0        0     2561
ISHARES TR                     S&P 500 INDEX    464287200   145610  1153349 SH       SOLE                        0        0  1153349
ISHARES TR                     BARCLY USAGG B   464287226    15073   142531 SH       SOLE                        0        0   142531
ISHARES TR                     MSCI EMERG MKT   464287234     7561   158711 SH       SOLE                        0        0   158711
ISHARES TR                     RUSSELL1000GRW   464287614    48414   845520 SH       SOLE                        0        0   845520
ISHARES TR                     RUSL 2000 VALU   464287630     2005    28205 SH       SOLE                        0        0    28205
ISHARES TR                     RUSSELL 3000     464287689     5393    71961 SH       SOLE                        0        0    71961
ISHARES TR                     RUSSELL 2000     464287655     4901    62636 SH       SOLE                        0        0    62636
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100      307     5000 SH       SOLE                        0        0     5000
SPDR GOLD TRUST                GOLD SHS         78463V107   140334  1011638 SH       SOLE                        0        0  1011638
VANGUARD INDEX FDS             STK MRK ETF      922908769      266     4101 SH       SOLE                        0        0     4101
VANGUARD INDEX FDS             REIT ETF         922908553      357     6450 SH       SOLE                        0        0     6450
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775      577    12083 SH       SOLE                        0        0    12083
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858    13992   290614 SH       SOLE                        0        0   290614